Average Annual Total Returns - Steward Select Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.52%	2.83%	2.21%	4.98%	3.18%	2.57%	4.19%	2.29%	1.63%	2.95%	2.04%	1.56%	8.92%	4.98%	4.19%